As filed with the Securities and Exchange Commission on December 27, 2002
Securities Act File No. 33-14517 Investment Company Act File No. 811-5178

SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	|X|
Pre-Effective Amendment No.	| |
Post-Effective Amendment No. 20	|X|
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	|X|
AMENDMENT NO. 22	|X|
(Check appropriate box or boxes)

Merrill Lynch Equity Income Fund (Exact Name of Registrant as Specified in Charter)

800 Scudders Mill Road, Plainsboro, New Jersey 08536 (Address of Principal Executive Offices) (609) 282-2800 Registrant’s Telephone Number, including Area Code

Terry K. Glenn Merrill Lynch Equity Income Fund 800 Scudders Mill Road Plainsboro, New Jersey Mailing Address: P.O. Box 9011, Princeton, New Jersey 08543-9011 (Name and Address of Agent for Service)

Copies to:
Counsel for the Fund: Shearman & Sterling 599 Lexington Avenue New York, New York 10022-6069 Attention: Joel H. Goldberg, Esq.	and	Philip L. Kirstein, Esq. Merrill Lynch Investment Managers, L.P. P.O. Box 9011 Princeton, New Jersey 08543-9011

It is proposed that this filing will become effective (check appropriate box):
	| |	immediately upon filing pursuant to paragraph (b)
	|X|	on December 31, 2002 pursuant to paragraph (b)
	| |	60 days after filing pursuant to paragraph (a)(1)
	| |	on (date) pursuant to paragraph (a)(1)
	| |	75 days after filing pursuant to paragraph (a)(2)
	| |	on (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
	| |	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of beneficial interest, par value $.10 per share.

This Post-Effective Amendment No. 20 to the Registrant’s Registration Statement on Form N-1A (File No. 33-14517) (the “Registration Statement”) consists of the following: (1) the facing sheet of the Registration Statement, (2) Amendment, dated January 1, 2003, to the Registrant’s current Prospectus and Statement of Additional Information, and (3) Part C to the Registration Statement (including signature page). Parts A and B to the Registration Statement, each dated November 12, 2002, were previously filed in connection with Post-Effective Amendment No. 19 to the Registration Statement.

This Post-Effective Amendment No. 20 to the Registration Statement is being filed to: (1) describe the features of the Registrant’s Class R shares, (2) provide certain additional information with respect to the Registrant’s Class C shares, (3) provide updated performance information for the Registrant, (4) file certain exhibits to the Registration Statement, and (5) incorporate certain exhibits by reference into the Registration Statement.

Merrill Lynch Equity Income Fund

AMENDMENT DATED JANUARY 1, 2003 TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION, EACH DATED NOVEMBER 12, 2002

Effective January 1, 2003, Merrill Lynch Equity Income Fund began offering Class R shares to certain qualified investors. This amendment to the Fund’s Prospectus and Statement of Additional Information, which should be read in conjunction with such documents, describes the features of the Fund’s Class R shares, provides certain additional information with respect to the Fund’s Class C shares, and provides updated performance information for the Fund.

PERFORMANCE INFORMATION

The year-to-date return as of September 30, 2002 for the Fund’s Class B shares was -16.12%. The Fund’s Class B shares are not subject to an initial sales charge but are subject to a contingent deferred sales charge. The Fund’s Class B shares are also subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. The Fund’s Class R shares are not subject to an initial sales charge or a contingent deferred sales charge but are subject to a distribution fee of 0.25% and an account maintenance fee of 0.25%. See “Merrill Lynch Select PricingSM System” in this Amendment for more information about the Fund’s Class R shares.

The contingent deferred sales charge for the Fund’s Class B shares is not reflected in the Fund’s year-to-date returns. If these amounts were reflected, returns for the Fund would be less than those shown above. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.

MERRILL LYNCH EQUITY INCOME FUND

UNDERSTANDING EXPENSES

Fund investors pay various fees and expenses, either directly or indirectly. Listed below are some of the main types of expenses that the Fund may charge:

Expenses paid directly by the shareholder:

Shareholder Fees — these include sales charges that you may pay when you buy or sell shares of the Fund.

Expenses paid indirectly by the shareholder:

Annual Fund Operating Expenses — expenses that cover the costs of operating the Fund.

Management Fee — a fee paid to the Manager for managing the Fund.

Distribution Fees — fees used to support the Fund’s marketing and distribution efforts, such as compensating financial advisers and other financial intermediaries, advertising and promotion.

Service (Account Maintenance) Fees — fees used to compensate securities dealers and other financial intermediaries for account maintenance activities.

FEES AND EXPENSES

The Fund offers five different classes of shares. This table describes the fees and expenses that you may pay if you buy and hold Class R shares of the Fund. Future expenses may be greater or less than those indicated below.

Shareholder Fees (fees paid directly from your investment)(a):	Class R

Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	None

Maximum Sales Charge (Load) imposed on Dividend Reinvestments	None

Redemption Fee	None

Exchange Fee	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fee	0.60%

Distribution and/or Service (12b-1) Fees (b)	0.50%

Other Expenses (including transfer agency fees)(c)	0.35%

Total Annual Fund Operating Expenses	1.45%

(a)	In addition, Merrill Lynch may charge clients a processing fee (currently $5.35) when a client buys or sells Class R shares. See “Your Account — How to Buy, Sell, Transfer and Exchange Shares” in the Fund’s Prospectus.
(b)	The Fund calls the “Service Fee” an “Account Maintenance Fee.” Account Maintenance Fee is the term used in the Fund’s Prospectus and in all other Fund materials. If you hold Class R shares over time, it may cost you more in distribution (12b-1) fees than the maximum sales charge that you would have paid if you were a shareholder of one of the other share classes.
(c)	Based on estimated amounts for the Fund’s most recent fiscal period. Financial Data Services, Inc., an affiliate of the Manager, provides transfer agency services to the Fund. The Fund pays a fee for these services. The Manager or its affiliates also provide certain accounting services to the Fund. The Fund reimburses the Manager or its affiliates for such services.

2	MERRILL LYNCH EQUITY INCOME FUND

Examples:

These examples are intended to help you compare the cost of investing in Class R shares of the Fund with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year, that you pay the sales charges, if any, that apply to the particular class and that the Fund’s operating expenses remain the same. This assumption is not meant to indicate you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in this example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES IF YOU DID REDEEM YOUR SHARES:

	1 Year	3 Years	5 Years	10 Years

Class R	$148	$459	$792	$1,735

EXPENSES IF YOU DID NOT REDEEM YOUR SHARES:

	1 Year	3 Years	5 Years	10 Years

Class R	$148	$459	$792	$1,735


MERRILL LYNCH EQUITY INCOME FUND	3

MERRILL LYNCH SELECT PRICINGSM SYSTEM

With the addition of the Class R shares, the Fund offers five classes of shares. Investors in the Fund may choose from among Class A shares, Class B shares, Class C shares, Class D shares and Class R shares, subject to eligibility requirements.

Class R shares are available only to certain retirement plans. Your financial adviser can help you determine whether you are eligible to buy Class R shares.

Class R shares are not subject to an initial sales charge or a contingent deferred sales charge. However, Class R shares are subject to a distribution fee of 0.25% and an account maintenance fee of 0.25%.

To better understand the pricing of the Fund’s Class R shares, we have summarized the information below.

Class R

Availability	Available only to certain retirement plans.

Initial Sales Charge?	No. Entire purchase price is invested in the Fund’s Class R shares.

Deferred Sales Charge?	No.

Account Maintenance and Distribution Fees?	0.25% Account Maintenance Fee. 0.25% Distribution Fee.

Please see “Your Account — How to Buy, Sell, Transfer and Exchange Shares” in the Fund’s current Prospectus and/or contact your financial adviser, selected securities dealer or other financial intermediary for more information about the purchase, sale, transfer or exchange of the Fund’s Class R shares.

CLASS C CONTINGENT DEFERRED SALES CHARGE WAIVER

The contingent deferred sales charge on Class C shares of the Fund may be reduced or waived for certain retirement plans in connection with redemptions of Class C shares.

Code: EI-PR/SAI-1202SUP	MERRILL LYNCH EQUITY INCOME FUND

PART C. OTHER INFORMATION

Item 23. Exhibits.

Exhibit Number			Description
1	(a)	—	Declaration of Trust of the Registrant.(1)
	(b)	—	Amendment to Declaration of Trust of Registrant dated July 14, 1987.(1)
	(c)	—	Instrument establishing Class A shares and Class B shares of Registrant.(1)
	(d)	—	Certificate of Amendment to Declaration of Trust and Establishment and Designation of Class C and D shares, dated October 19, 1994.(1)
	(e)	—	Amendment to Declaration of Trust of Registrant dated December 27, 2000.(9)
	(f)	—	Establishment and Designation of Classes, dated December 13, 2002.*
2	(a)	—	By-Laws of Registrant.(1)
	(b)	—	Amended By-laws of Registrant.(2)
3		—	Instruments Defining Rights of Shareholders. Incorporated by reference to Exhibits 1 and 2 above.
4		—	Not applicable.
5		—	Form of Distribution Agreement between the Registrant and FAM Distributors, Inc. (the “Distributor”).(13)
6		—	None.
7		—	Form of Custody Agreement between Registrant and State Street Bank and Trust Company.(10)
8	(a)(1)	—	Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing Agency Agreement between Registrant and Financial Data Services, Inc.(1)
	(a)(2)	—	Amendment to the Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing Agency Agreement.(4)
	(a)(3)	—	Form of Amendment to the Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing Agency Agreement.(14)
	(b)(1)	—	Amended and Restated Credit Agreement between Registrant and a syndicate of banks.(11)
	(b)(2)	—	Form of Second Amended and Restated Credit Agreement between the Registrant, a syndicate of banks and certain other parties.(6)
	(b)(3)	—	Form of Third Amendment and Restated Credit Agreement among the Registrant, a syndicate of banks and certain other parties.(17)
	(c)	—	Administrative Services Agreement between Registrant and State Street Bank and Trust Company.(8)
	(d)	—	Form of Securities Lending Agency Agreement.(12)
9		—	Opinion of Shearman & Sterling, counsel for Registrant.(3)
10	(a)	—	Consent of Deloitte & Touche LLP, independent auditors for the Registrant.*
	(b)	—	Opinion and Consent of Shearman & Sterling, counsel for Registrant.*
11		—	None.
12		—	Form of Certificate of Merrill Lynch Investment Managers, L.P.(1)
13	(a)	—	Form of Amended and Restated Class B Distribution Plan.(13)
	(b)	—	Form of Amended and Restated Class C Distribution Plan.(13)
	(c)	—	Form of Amended and Restated Class D Distribution Plan.(13)
	(d)	—	Form of Class R Distribution Plan.(15)
14	(a)	—	Revised Rule 18f-3 Plan.(16)
	(b)	—	Powers of Attorney for Officers and Trustees.(7)
15		—	Code of Ethics.(5)
* Filed herewith.

(footnotes continued on following page)

C-1

(footnotes continued from previous page)

(1)	Incorporated by reference to the corresponding exhibit numbers to Post-Effective Amendment No. 9 to Registrant’s Registration Statement under the Securities Act of 1933 on Form N-1A, filed on November 28, 1995, as set forth below:

Exhibit Number	Incorporated by Reference to Exhibit Number
1(a)	1(a)
(b)	(b)
(c)	(c)
(d)	(d)
2(a)	2
8(a)(2)	9
12	13

(2)	Incorporated by reference to the identically numbered exhibit to Post-Effective Amendment No. 10 to Registrant’s Registration Statement under the Securities Act of 1933 on Form N-1A, filed on November 27, 1996.
(3)	Incorporated by reference to exhibit number 10(b) to Post-Effective Amendment No. 18 to Registrant’s Registration Statement under the Securities Act of 1933 on Form N-1A, filed on November 13, 2001.
(4)	Incorporated by reference to exhibit number 8(a)(2) to Post-Effective Amendment No. 19 to Registrant’s Registration Statement under the Securities Act of 1933 on Form N-1A, filed on November 12, 2002.
(5)	Incorporated by reference to exhibit number 16 to Post-Effective Amendment No. 2 to the Registration Statement under the Securities Act of 1933 on Form N-1A of Mercury International Fund of Mercury Funds, Inc. (File No. 333-56203), filed on September 12, 2000.
(6)	Incorporated by reference to exhibit (b) to the Issuer Tender Offer on Form TO under the Securities Exchange Act of 1934 of Merrill Lynch Senior Floating Rate Fund, Inc. (File No. 333-39837), filed on December 14, 2001.
(7)	Incorporated by reference to exhibit number 14(b) to Post-Effective Amendment No. 16 to Registrant’s Registration Statement under the Securities Act of 1933 on Form N-1A, filed on November 28, 2000.
(8)	Incorporated by reference to exhibit number 8(c) to Post-Effective Amendment No. 20 to Merrill Lynch Growth Fund’s Registration Statement on Form N-1A filed on February 16, 2001 (File No. 33-10794).
(9)	Incorporated by reference to identically numbered exhibit Post-Effective Amendment No. 17 to Registrant’s Registration Statement on Form N-1A filed on December 28, 2000 (File No. 33-14517).
(10)	Incorporated by reference to Exhibit 7 to Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Merrill Lynch Maryland Municipal Bond Fund (File No. 33-49873), filed on October 30, 2001.
(11)	Incorporated by reference to Exhibit (b) to the Issuer Tender Offer Statement on Schedule TO of Merrill Lynch Senior Floating Rate Fund, Inc. (File No. 333-15973) filed on December 14, 2000.
(12)	Incorporated by reference to Exhibit 8(f) to Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A of Merrill Lynch Global Technology Fund, Inc. (File No. 333-48929), filed on July 24, 2002.
(13)	Incorporated by reference to the identically numbered exhibit to Post-Effective Amendment No. 10 to the Registration Statement under the Securities Act of 1933 on Form N-1A of Merrill Lynch Emerging Markets Debt Fund, Inc. (File No. 33-64398), filed on June 21, 2000.
(14)	Incorporated by reference to Exhibit 8(a)(3) to Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A of Merrill Lynch Basic Value Fund, Inc. (File No. 2-58521), filed on December 20, 2000.
(15)	Incorporated by reference to Exhibit 13(d) to Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A of Merrill Lynch Basic Value Fund, Inc. (File No. 2-58521), filed on December 20, 2002.
(16)	Incorporated by reference to Exhibit 14 to Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A of Merrill Lynch Basic Value Fund, Inc. (File No. 2-58521), filed on December 20, 2002.
(17)	Incorporated by reference to Exhibit (b)(3) to the Issuer Tender Offer Statement on Schedule TO of Merrill Lynch Senior Floating Rate, Inc. (File No. 333-15973), filed on December 13, 2002.

Item 24. Persons Controlled by or under Common Control with Registrant.

The Registrant does not control and is not under common control with any other person.

C-2

Item 25. Indemnification

Section 5.3 of the Registrant’s Declaration of Trust provides as follows:

“The Trust shall indemnify each of its Trustees, officers, employees, and agents (including persons who serve at its request as directors, officers or trustees of another organization in which it has any interest as a shareholder, creditor or otherwise) against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while in office or thereafter, by reason of his being or having been such a trustee, officer, employee or agent, except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties; provided, however that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or, the matter of good faith and reasonable belief as to the best interests of the Trust, had been adjudicated, it would have been adjudicated in favor of such person. The rights accruing to any other Person under these provisions shall not exclude any other right to which he may be lawfully entitled; provided that no person may satisfy any right of indemnity or reimbursement granted herein or in Section 5.1 or to which he may be otherwise entitled except out of the property of the Trust, and no Shareholder shall be personally liable to any Person with respect to any claim for indemnity or reimbursement or otherwise. The Trustees may make advance payments in connection with indemnification under this Section 5.3, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.”

Insofar as the conditional advancing of indemnification monies for actions based upon the Investment Company Act of 1940 may be concerned, such payments will be made on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation of presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds the amount to which it is ultimately determined that he is entitled to receive from the Registrant by reason of indemnification; and (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Registrant without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Registrant’s disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

The Registrant has purchased an insurance policy insuring its officers and Trustees against liabilities, and certain costs of defending claims against such officers and Trustees, to the extent such officers and Trustees are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties.

In Section 9 of the Distribution Agreement relating to the securities being offered hereby, the Registrant agrees to indemnify the Distributor and each person, if any, who controls the Distributor within the meaning of the Securities Act, against certain types of civil liabilities arising in connection with the Registration Statement or Prospectus and Statement of Additional Information.

Insofar as indemnification for liabilities arising under the Securities Act may be permitted to Trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

C-3

Item 26. Business and Other Connections of Manager.

Set forth below is a list of each executive officer and partner of the Manager, indicating each business, profession, vocation or employment of a substantial nature in which each such person or entity has been engaged since August 1, 2000 for his, her or its own account or in the capacity of director, officer, partner or trustee.

Name	Position(s) with the Manager	Other Substantial Business Profession, Vocation or Employment
ML & Co.	Limited Partner	Financial Services Holding Company; Limited Partner of Fund Asset Management, L.P. (“FAM”)

Princeton Services	General Partner	General Partner of FAM

Robert C. Doll, Jr.	President	President of FAM; Co-Head (America’s Region) of the Manager from 1990 to 2001; Director of Princeton Services, Inc. (“Princeton Services”); Chief Investment Officer of Oppenheimer Funds, Inc. in 1999 and Executive Vice President thereof from 1991 to 1999

Terry K. Glenn	Chairman (America’s Region) and Executive Vice President	President, Merrill Lynch Mutual Funds; Executive Vice President of FAM; Executive Vice President and Director of Princeton Services; President and Managing Director of FAM Distributors, Inc. (“FAMD”); Director of Financial Data Services, Inc. (“FDS”); President of Princeton Administrators L.P. (“Princeton Administrators”)

Donald C. Burke	First Vice President, Treasurer and Director of Taxation	First Vice President and Treasurer of FAM; Senior Vice President and Treasurer of Princeton Services; Vice President of FAMD

Philip L. Kirstein	General Counsel	General Counsel (Americas Region) of FAM; Senior Vice President, Director, General Counsel and Secretary of Princeton Services

Debra W. Landsman-Yaros	Senior Vice President	Senior Vice President of FAM; Senior Vice President of Princeton Services; Vice President of FAMD

Stephen M. M. Miller	Senior Vice President	Executive Vice President of Princeton Administrators; Senior Vice President of Princeton Services

Mary E. Taylor	Head (America’s Region)	Senior Vice President of ML & Co.

Mr. Glenn is President and Mr. Burke is Vice President and Treasurer of all or substantially all of the investment companies described in the following two paragraphs, and Mr. Doll is an officer of one or more such companies.

Merrill Lynch Investment Managers, L.P. (“MLIM” or the “Manager”), acts as the investment adviser for a number of affiliated open-end and closed-end registered investment companies, and also acts as sub-adviser to Merrill Lynch World Strategy Portfolio and Merrill Lynch Basic Value Equity Portfolio, two investment portfolios of EQ Advisors Trust.

C-4

FAM acts as the investment adviser for a number of affiliated open-end and closed-end registered investment companies.

The address of each of these registered investment companies is P.O. Box 9011, Princeton, New Jersey 08543-9011, except that the address of Merrill Lynch Funds for Institutions Series is One Financial Center, 23rd Floor, Boston, Massachusetts 02111-2665. The address of MLIM, FAM, Princeton Services and Princeton Administrators is also P.O. Box 9011, Princeton, New Jersey 08543-9011. The address of FAMD is P.O. Box 9081, Princeton, New Jersey 08543-9081. The address of Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”) and ML & Co. is World Financial Center, North Tower, 250 Vesey Street, New York, New York 10080. The address of the Fund’s transfer agent, FDS, is 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484.

Merrill Lynch Asset Management U.K. Limited (“MLAM U.K.”) acts as sub-adviser for a number of registered investment companies advised by FAM or MLIM. The address of each of these registered investment companies is P.O. Box 9011, Princeton, New Jersey 08543-9011. The address of MLAM U.K. is 33 King William Street, London EC4R 9AS, England.

C-5

Set forth below is a list of each executive officer and director of MLAM U.K., indicating each business, profession, vocation or employment of a substantial nature in which each such person has been engaged since August 1, 2000, for his or her own account or in the capacity of director, officer, partner or trustee. In addition, Messrs. Glenn and Burke are officers of one or more of the registered investment companies listed in the first two paragraphs of this Item 26:

Name	Position(s) with MLAM U.K	Other Substantial Business, Profession, Vocation or Employment
Terry K. Glenn	Director and Chairman	Executive Vice President of FAM and the Manager; Executive Vice President and Director of Princeton Services; President and Director of FAMD; Director of FDS; President of Princeton Administrators

Nicholas C.D. Hall	Director	Director of Mercury Asset Management, Ltd. and the Institutional Liquidity Fund plc; First Vice President and General Counsel for Merrill Lynch Mercury Asset Management

James T. Stratford	Alternate Director	Director of Mercury Asset Management Group Ltd.; Head of Compliance, Merrill Lynch Mercury Asset Management

Donald C. Burke	Treasurer	First Vice President and Treasurer of the Manager and FAM; Director of Taxation of the Manager; Senior Vice President and Treasurer of Princeton Services; Vice President of FAMD

Carol Ann Langham	Company Secretary	None

Debra Anne Searle	Assistant Company Secretary	None

Item 27. Principal Underwriters.

(a) FAMD acts as the principal underwriter for the Registrant and for each of the following open-end registered investment companies: Financial Institutions Series Trust, Mercury Basic Value Fund, Inc., Mercury Global Holdings, Inc., Mercury Funds II, Mercury Large Cap Series Funds, Inc., Mercury Small Cap Value Fund, Inc., Mercury U.S. High Yield Fund, Inc., Merrill Lynch Balanced Capital Fund, Inc., Merrill Lynch Basic Value Fund, Inc., Merrill Lynch Bond Fund, Inc., Merrill Lynch California Municipal Series Trust, Merrill Lynch Developing Capital Markets Fund, Inc., Merrill Lynch Disciplined Equity Fund, Inc., Merrill Lynch Dragon Fund, Inc., Merrill Lynch Emerging Markets Debt Fund, Inc., Merrill Lynch Equity Income Fund, Merrill Lynch EuroFund, Merrill Lynch Focus Twenty Fund, Inc., Merrill Lynch Focus Value Fund, Inc., Merrill Lynch Fundamental Growth Fund, Inc., Merrill Lynch Funds for Institutions Series, Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Global Balanced Fund of Mercury Funds, Inc., Merrill Lynch Global Financial Services Fund, Inc., Merrill Lynch Global Bond Fund for Investment and Retirement, Merrill Lynch Global Growth Fund, Inc., Merrill Lynch Global SmallCap Fund, Inc., Merrill Lynch Global Technology Fund, Inc., Merrill Lynch Global Value Fund, Inc., Merrill Lynch Healthcare Fund, Inc., Merrill Lynch Index Funds, Inc., Merrill Lynch International Equity Fund, Merrill Lynch International Fund of Mercury Funds, Inc., Merrill Lynch Latin America Fund, Inc., Merrill Lynch Large Cap Growth V.I. Fund of Mercury V.I. Funds, Inc., Merrill Lynch Large Cap Series Funds, Inc., Merrill Lynch Multi-State Municipal Series Trust, Merrill Lynch Municipal Bond Fund, Inc., Merrill Lynch Municipal Series Trust, Merrill Lynch Natural Resources Trust, Merrill Lynch Pacific Fund, Inc., Merrill Lynch Pan-European Growth Fund of Mercury Funds, Inc., Merrill Lynch Ready Assets Trust, Merrill Lynch Retirement Series Trust, Merrill Lynch Series Fund, Inc., Merrill Lynch Short Term U.S. Government Fund, Inc., Merrill Lynch Small Cap Value Fund, Inc., Merrill Lynch U.S. Government Mortgage Fund, Merrill Lynch U.S. High Yield Fund, Inc., Merrill Lynch U.S. Treasury Money Fund, Merrill Lynch U.S.A. Government Reserves, Merrill Lynch Utilities and Telecommunications Fund, Inc., Merrill Lynch Variable Series Funds, Inc., Merrill Lynch World Income Fund, Inc. and The Asset Program, Inc. FAMD also acts as the principal underwriter for the following closed-end registered investment companies: Merrill Lynch Senior Floating Rate Fund, Inc. and Merrill Lynch Senior Floating Rate Fund II, Inc.

C-6

(b) Set forth below is information concerning each director and officer of FAMD. The principal business address of each such person is P.O. Box 9081, Princeton, New Jersey 08543-9081 except that the address of Messr. Breen and Wasel is One Financial Center, 23rd Floor, Boston, Massachusetts 02111-2665.

Name	Position(s) and Office(s) with FAMD	Position(s) and Office(s) with Registrant
Terry K. Glenn	President and Director	President and Trustee
Michael G. Clark	Treasurer and Director	None
Thomas J. Verage	Director	None
Michael J. Brady	Vice President	None
William M. Breen	Vice President	None
Donald C. Burke	Vice President	Vice President and Treasurer
Debra W. Landsman-Yaros	Vice President	None
William Wasel	Vice President	None
Robert Harris	Secretary	None

(c) Not applicable.

Item 28. Location of Accounts and Records.

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act and the rules thereunder are maintained at the offices of the Registrant, 800 Scudders Mill Road, Plainsboro, New Jersey 08536, and its transfer agent, Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484.

Item 29. Management Services.

Other than as set forth under the caption “Management of the Fund — Merrill Lynch Investment Managers“in the Prospectus constituting Part A of the Registration Statement and under “Management of the Fund — Management and Advisory Arrangements“in the Statement of Additional Information constituting Part B of the Registration Statement, the Registrant is not a party to any management-related service contract.

Item 30. Undertakings.

None.

C-7

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the Township of Plainsboro, and the State of New Jersey, on the 27th day of December, 2002.
MERRILL LYNCH EQUITY INCOME FUND (Registrant)

By:	/s/ DONALD C. BURKE Donald C. Burke Vice President and Treasurer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date
* Terry K. Glenn	President and Trustee (Principal Executive Officer)

* Donald C. Burke	Vice President and Treasurer (Principal Financial and Accounting Officer)

* Ronald W. Forbes	Trustee

* Cynthia A. Montgomery	Trustee

* Charles C. Reilly	Trustee

* Kevin A. Ryan	Trustee

* Roscoe S. Suddarth	Trustee

* Richard R. West	Trustee

* Edward D. Zinbarg	Trustee

*	This Amendment has been signed by each of the persons so indicated by the undersigned as Attorney-in-Fact.
By:	/s/ DONALD C. BURKE Donald C. Burke, Attorney-in-Fact	December 27, 2002

C-8

EXHIBIT INDEX

Exhibit Number			Description
1	(f)	—	Establishment and Designation of Classes, dated December 13, 2002.
10	(a)	—	Consent of Deloitte & Touche LLP , independent auditors for the Registrant.
10	(b)	—	Opinion and Consent of Shearman & Sterling, counsel for Registrant.